Average Annual Total Returns{- Gold Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Gold Fund - AMCIZ PRO-15 - Gold Portfolio	Fidelity Advisor Gold Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Gold Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Gold Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Gold Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Gold Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Gold Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Gold Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Gold Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Gold Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Gold Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Gold Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Gold Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Gold Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Gold Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Gold Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Gold Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Gold Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Gold Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Gold Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Gold Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Gold Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Gold Fund: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZGF Past 1 year	IXZGF Past 5 years	IXZGF Past 10 years
Total	(15.84%)	6.18%	(4.57%)	(16.05%)	5.80%	(4.86%)	(9.12%)	4.76%	(3.37%)	(14.10%)	6.36%	(4.62%)	(12.24%)	6.71%	(4.54%)	(10.44%)	7.79%	(3.69%)	(10.32%)		17.34%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	(7.71%)	11.52%	(2.13%)

[1]	(a)Since inception October 2, 2018.